Basis of preparation, significant accounting policies, and future accounting changes (Policies)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Abstract]
Inventories [Policy Text Block]

1. Inventories

Finished products inventory, work-in-process inventory and stockpiles are measured at the lower of weighted average production cost or average purchase cost and net realizable value. Warehouse materials are measured at the lower of average purchase cost and net realizable value. Net realizable value is calculated as the difference between the estimated selling price and estimated costs to complete processing into a saleable form and variable selling expenses. The Company's vanadium and ilmenite products are accounted for as finished products inventory.

Production costs include the cost of materials, labour, mine site production overheads, depreciation and conversion costs to the applicable stage of processing. Costs for shared processes are allocated between vanadium and ilmenite inventory through consideration of the estimated net realizable values of the two products.

The cost of ore stockpiles is increased based on the related current cost of production for the period and decreases in stockpiles are charged to cost of sales using the weighted average cost per tonne. Stockpiles are segregated between current and non-current inventories in the consolidated statement of financial position based on the period of planned usage.

Provisions for redundant and slow-moving items are made by reference to specific items of inventory. The Company reverses provisions where there is a subsequent increase in net realizable value and where the inventory is still on hand.

Spare parts, stand-by and servicing equipment held are generally classified as inventories. Major capital spare parts and stand-by equipment (insurance spares) are classified as a component of mine properties, plant and equipment.

Vanadium assets [Policy Text Block]

2. Vanadium assets

Vanadium assets are the quantities of vanadium owned by LPV, or owned by another Largo entity pending future transfer to LPV, that are intended to be held for rental to others and long-term price appreciation. This differs from the quantities held for sale to customers that are recognized as finished products inventory. Vanadium assets are measured at cost less accumulated impairment losses. The initial cost of vanadium assets comprises its purchase price or cost of production. Purchased vanadium assets are recognized on the date that control of the vanadium asset passes to the Company.

Mine properties, plant and equipment [Policy Text Block]

3. Mine properties, plant and equipment

The initial cost of an asset comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of the rehabilitation obligation, and for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire or construct the asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use. The capitalized value of a right of use asset is also included within mine properties, plant and equipment.

When a mine construction project moves into the production stage, the capitalization of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for costs which qualify for capitalization relating to mining asset additions or improvements, or mineable reserve development.

When parts of an item of plant and equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Depreciation [Policy Text Block]

4. Depreciation

Effective from the point an asset is available for its intended use, mine properties, plant and equipment are depreciated using either the straight line, or units-of-production methods over the shorter of the estimated economic life of the asset or the mining operation. Depreciation and amortization are determined based on the method which best represents the use of the assets.

The reserve and resource estimates for each mining operation are the prime determinants of the life of a mine. In general, when the useful life of mine properties, plant and equipment is akin to the life of the mining operation and the ore body's mineralization is reasonably well defined, the asset is depreciated on a units-of-production basis over its proven and probable mineral reserves. The Company evaluates the estimate of mineral reserves and resources at least on an annual basis and adjusts the units-of-production calculation prospectively. In 2023 and 2022, the Company has not incorporated any non-reserve material in its depreciation calculations on a units-of-production basis. Life of Mine ("LOM") plans are typically developed annually and are based on management's current best estimates of optimized mine and processing plans, future operating costs and the assessment of capital expenditures of a mine site. Any change in the useful life is adjusted prospectively.

The estimated useful lives for buildings, machinery and equipment ranges from 10 to 30 years. Office equipment and computers are depreciated using the straight-line method , with estimated useful lives of 5 years and 3 years, respectively. Vehicles are depreciated using the declining balance method using a rate of 20%.

Costs associated with stripping activities in an open pit mine are expensed within cost of sales unless the stripping activity can be shown to improve access to further quantities of ore that will be mined in future periods, in which case, the stripping costs are capitalized to mining properties within property, plant and equipment. Furthermore, stripping costs are capitalized to inventory to the extent that the benefits of the stripping activity relate to production inventories or ore stockpiles. Capitalized stripping costs are depreciated over the reserves that directly benefit from the specific stripping activity using the units-of-production method. Capitalized borrowing costs are amortized over the useful life of the related asset. Residual values, useful lives and amortization methods are reviewed at least annually and adjusted if appropriate. The impact of changes to the estimated useful lives, change in depreciation method or residual values is accounted for prospectively.

Other intangible assets [Policy Text Block]

5. Other intangible assets

Other intangible assets includes acquired intellectual property, which is initially recognized at fair value, and software developed for the Company's sole use and benefit, which is initially recognized at cost, including license fees and software development costs. The initial fair value of the acquired intellectual property was determined through reference to the acquisition cost paid. Other intangible assets are amortized on a straight-line basis over their useful life. The estimated useful lives are 10 years for intellectual property and 5 years for software.

Impairment of non-financial assets [Policy Text Block]

6. Impairment of non-financial assets

The carrying values of capitalized exploration and evaluation properties, development properties, mine properties, plant and equipment, vanadium assets and other intangible assets are assessed by management for impairment when indicators of such impairment exist. If any indication of impairment exists an estimate of the asset's recoverable amount is calculated. The recoverable amount is determined as the higher of the fair value less costs of disposal ("FVLCD") of the asset and the asset's value in use ("VIU").

Impairment is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. If this is the case, the individual assets of the Company are grouped together into cash generating units ("CGUs") for impairment purposes. Such CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets or other groups of assets. This generally results in the Company evaluating its non-financial assets on a mine or project basis.

If the carrying amount of the asset or CGU exceeds its recoverable amount, the asset or CGU is impaired, and an impairment loss is charged to the consolidated statement of income (loss) and comprehensive income (loss) so as to reduce the carrying amount to its recoverable amount.

Revenues [Policy Text Block]

7. Revenues

Revenues include sales of vanadium products and will include sales of ilmenite products and vanadium redox flow batteries in future periods. The Company's three principal vanadium products are vanadium pentoxide ("V2O5"), ferrovanadium ("FeV"), and vanadium trioxide ("V2O3"). The Company recognizes revenue when it transfers control of a product to the customer. The principal activity from which the Company generates its revenue is the sale of vanadium products to third parties, and will include the sale of ilmenite to third parties in future periods. Delivery of the vanadium and ilmenite product is considered to be the only performance obligation. Revenues are measured based on the consideration specified in the contract with the customer.

The Company assessed the terms of its 10-year off-take agreement for the purchased of vanadium products and concluded that it will be acting as a principal, and not as an agent. Accordingly, revenues from the sale of these purchased vanadium products will be accounted for in accordance with the policy above.

Revenues are recognized on the sale of VRFBs as the Company satisfies the performance obligations in its contracts. For the Company's current VRFB contract, the performance obligation is assessed to be the acceptance of the installed VRFB by the customer.

Deferred revenue [Policy Text Block]

8. Deferred revenue

Deferred revenue is recognized in the consolidated statement of financial position when a cash prepayment is received from a customer prior to the recognition of revenue. Revenue is subsequently recognized in the consolidated statement of income (loss) and comprehensive income (loss) when control has been transferred to the customer. The Company determines the current portion of deferred revenue based on quantities anticipated to be delivered over the next twelve months.

Taxation [Policy Text Block]

9. Taxation

Income and deferred income tax expense or recovery is comprised of current and deferred tax. Current and deferred taxes are recognized in the consolidated statement of income (loss) and comprehensive income (loss) except to the extent that they relate to an asset acquisition, or items recognized directly in equity or in other comprehensive income (loss). The Company recognizes liabilities for anticipated tax audit issues based on estimates of whether it is probable that additional taxes will be due.

• Current tax

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using the tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of the previous years.

• Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Company is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its tax assets and liabilities on a net basis.

Financial instruments [Policy Text Block]

10. Financial instruments

Financial instruments are recognized on the consolidated statement of financial position on the trade date, the date on which the Company or its subsidiaries become party to the contractual provisions of the financial instrument. All financial instruments are required to be classified and measured at fair value on initial recognition. A financial asset is derecognized either when the Company has transferred substantially all the risks and rewards of ownership of the financial asset or when cash flows expire. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled or expired. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, and the difference in the respective carrying amounts is recognized in the consolidated statement of income (loss) and comprehensive income (loss). Certain financial instruments are recorded at fair value in the consolidated statement of financial position.

Subsequent to initial recognition, non-derivative financial instruments are classified and measured as described below.

Amortized cost

Amounts receivable are classified as and measured at amortized cost using the effective interest rate ("EIR") method, less expected credit losses. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. EIR amortization is included in finance costs in the consolidated statement of income (loss) and comprehensive income (loss).

Non-derivative financial liabilities

Accounts payable and accrued liabilities,  debt, and other long-term liabilities are classified as and accounted for at amortized cost, using the EIR method. The amortization of any long-term debt issue costs is calculated using the EIR method. Gains and losses are recognized in the consolidated statement of income (loss) and comprehensive income (loss) when the liabilities are derecognized, as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR.

Fair value of financial instruments

The fair value of financial instruments that are traded in active markets at each reporting date is determined by reference to quoted market prices or dealer price quotations (bid price for long positions and ask price for short positions), without any deduction for transaction costs. For financial instruments not traded in an active market, the fair value is determined using appropriate valuation techniques. Such techniques may include using recent arm's length market transactions; reference to the current fair value of another instrument that is substantially the same; discounted cash flow analysis or other valuation models.

Impairment of financial assets

The Company recognizes loss allowances for expected credit losses ("ECLs") on its financial assets measured at amortized cost. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company's historical experience and informed credit assessment and including forward-looking information. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 60 days past due and considers a financial asset to be in default if it is more than 120 days past due. The Company does not have a history of any defaults or non-collections.

ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls, which is the difference between the cash flows due to the Company and the cash flows expected to be received.

Provisions [Policy Text Block]

11. Provisions

• General

Provisions are recognized when (a), the Company has a present obligation (legal or constructive) as a result of a past event, and (b), it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The expense relating to any provision is presented in the consolidated statement of income (loss) and comprehensive income (loss), net of any reimbursements received, or virtually certain to be received. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized in the consolidated statement of income (loss) and comprehensive income (loss).

• Environmental rehabilitation

The Company records the present value of estimated costs of legal and constructive obligations required to restore operating locations in the period in which the obligation is incurred. The nature of these restoration activities includes dismantling and removing structures, rehabilitating mines and tailings ponds, dismantling operating facilities, closure of plant and waste sites, and restoration, reclamation and re-vegetation of affected areas.

The obligation generally arises when the asset is installed or the ground / environment is disturbed at the production location. When the liability is initially recognized, the present value of the estimated cost is capitalized by increasing the carrying amount of the related asset. Over time, the discounted liability is increased for the change in present value based on the discount rates that reflect current market assessments and the risks specific to the liability. The periodic unwinding of the discount is recognized in the consolidated statement of income (loss) and comprehensive income (loss). Additional disturbances or changes in rehabilitation costs will be recognized as additions or charges to the corresponding assets and rehabilitation liability when they occur. For closed sites, changes to estimated costs are recognized immediately in the consolidated statement of income (loss) and comprehensive income (loss).

Loss per share [Policy Text Block]

12. Loss per share

Loss per share is based on the weighted average number of common shares of the Company outstanding during the period. The diluted earnings (loss) per share reflects the potential dilution of common share equivalents, such as outstanding stock options, warrants and restricted share units, in the weighted average number of common shares outstanding during the period, if dilutive. In the Company's case, diluted loss per share is the same as basic loss per share in the current period presented as the effects of including all convertible securities would be anti-dilutive. If the number of ordinary or potential ordinary shares outstanding increases as a result of a capitalization, bonus issue or share split, or decreases as a result of a reverse share split, the calculation of basic and diluted earnings per share for all periods presented shall be adjusted retrospectively. If these changes occur after the reporting period but before the financial statements are authorized for issue, the per share calculations for those and any prior period financial statements presented shall be based on the new number of shares.

Leases [Policy Text Block]

13. Leases

At the inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

• the contract involves the use of an identified asset;

• the Company has the right to obtain substantially all of the economic benefits from the use of the asset throughout the period of use; and

• the Company has the right to direct the use of the asset.

The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease (i.e. the date the underlying asset is first made available for use). Right-of-use assets are measured at cost, less any accumulated amortization and impairment losses, and adjustments are made for any remeasurement of lease obligations. The cost of a right-of-use asset includes the initial lease obligations recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate.

The lease liability is measured at amortized cost using the effective interest method and is remeasured when there is a change in future lease payments arising from a change in an index or rate or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in the consolidated statement of income (loss) and comprehensive income (loss) if the carrying amount of the right-of-use asset has been reduced to zero.

Lease payments for short-term leases, leases of low-value assets and variable lease payments not included in the measurement of the lease liability are classified as cash flows from operating activities. Cash payments for the principal portion of the lease liability are included in financing activities and cash payments for the interest paid portion of the lease liability are included in debt issue costs, interest, guarantee fees and other associated fees paid in financing activities.

The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.